Equity and other Equity Items - Summary of Other Components of Equity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of reserves within equity [line items]
Beginning balance	¥ 233,686	¥ 223,202	¥ 202,439
Other comprehensive income	1,893	(3,166)	4,874
Total current comprehensive income	12,744	16,611	24,601
Issuance of new shares			1,098
Share-based payment	56	70	29
Others	(9)		726
Total transactions with owners	(5,680)	(6,135)	(3,838)
Ending balance	240,750	233,686	223,202
Reserve for share-based payments [member]
Disclosure of reserves within equity [line items]
Beginning balance	447	405	406
Other comprehensive income	0	0	0
Total current comprehensive income	0	0	0
Issuance of new shares	(40)	(28)	(30)
Share-based payment	56	70	29
Others	(26)
Total transactions with owners	(10)	42	(1)
Ending balance	437	447	405
Changes in financial assets measured at FVTOCI [member]
Disclosure of reserves within equity [line items]
Beginning balance	1,191	1,919	1,945
Other comprehensive income	161	(728)	(26)
Total current comprehensive income	161	(728)	(26)
Issuance of new shares	0	0	0
Share-based payment	0	0	0
Others	0
Total transactions with owners	0	0	0
Ending balance	1,352	1,191	1,919
Exchange differences on translation of foreign operations [member]
Disclosure of reserves within equity [line items]
Beginning balance	(1,034)	934	(3,018)
Other comprehensive income	1,422	(1,968)	3,952
Total current comprehensive income	1,422	(1,968)	3,952
Issuance of new shares	0	0	0
Share-based payment	0	0	0
Others	0
Total transactions with owners	0	0	0
Ending balance	388	(1,034)	934
Other Component of Equity [Member]
Disclosure of reserves within equity [line items]
Beginning balance	604	3,258	(667)
Other comprehensive income	1,583	(2,696)	3,926
Total current comprehensive income	1,583	(2,696)	3,926
Issuance of new shares	(40)	(28)	(30)
Share-based payment	56	70	29
Others	(26)
Total transactions with owners	(10)	42	(1)
Ending balance	¥ 2,177	¥ 604	¥ 3,258